Financial risk management activities	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial risk management activities	Financial risk management activities
Fair value
Fair value is determined using valuation techniques as outlined below, unless the instrument is traded in an active market. Where possible, inputs are based on quoted prices and other market determined variables.
Fair value hierarchy
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at
30 June 2026.

Financial instrument	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at June	As at June	As at December	As at December
	2026	2026	2025	2025
	Unaudited		Audited
At fair value through profit and loss
Contingent consideration asset - Mponeng	5	5	23	23	Probability weighted discounted cash flow	The production plan over the contingent consideration period	Level 3
Contingent consideration asset - Gramalote	18	18	18	18	Probability weighted discounted cash flow	Stage gate payments over the contingent consideration period and discount rates.	Level 3
Contingent consideration asset - Mansala	24	24	23	23	Probability weighted discounted cash flow	Contingent payment and discount rates	Level 3
Contingent consideration asset - ABC	17	17	14	14	Probability weighted discounted cash flow	Stage gate payments over the contingent period and discount rates	Level 3
Contingent consideration asset - MSG	48	48	44	44	Discounted cash flow	The production plan over the contingent consideration period, forecasted gold prices and discount rates	Level 3

At fair value through other comprehensive income
Listed equity investments	89	89	11	11			Level 1

At amortised cost
Borrowings - Rated bonds	1,068	1,082	1,729	1,745			Level 1
Borrowings - Revolving Credit Facilities	489	489	299	299	Discounted cash flow	Market related interest rates	Level 3
Joint venture loan receivable	233	233	333	333	Discounted cash flow	Market related interest rates	Level 3
Deferred consideration asset - Doropo (1)	116	116	110	110	Discounted cash flow	Deferred payments over the consideration period and discount rates.	Level 3
(1)Included in the statement of financial position in current and non-current trade, other receivables and other assets.
9 Financial risk management activities (continued)
Reconciliation of contingent consideration assets
A reconciliation of the contingent consideration asset included in the statement of financial position is set out in the following table:

	As at	As at
	June	December
	2026	2025
US Dollar millions	Unaudited	Audited
Opening balance	122	48
Changes in estimates - fair value adjustments (1)	8	13
Contingent consideration assets recognised on sale of business	—	78
Part repayment of contingent consideration asset - Mponeng and MSG	(19)	(19)
Translation	1	2
Closing balance (2)	112	122
(1)Included in the income statement in foreign exchange and fair value adjustments
(2)Included in the statement of financial position as part of current $40m (2025: $62m) and non-current $72m (2025: $60m)
Sensitivity analysis
Contingent consideration – Mponeng
As at 30 June 2026, the contingent consideration asset of $5m (2025: $23m) was valued using production plans over the contingent consideration  period as received from Harmony. The cash flows were not discounted in 2026 as the contingent consideration asset is considered current. As at 30 June 2026, no portion of the contingent consideration related to Harmony developing below infrastructure has been included in the contingent consideration asset as this project is at an early stage.
A reasonable possible change in the number of ounces used in the probability weighted calculation would not have a material impact on the fair value of the contingent consideration asset.
Contingent consideration – Gramalote
As at 30 June 2026, the contingent consideration asset of $18m (2025: $18m) was valued using a discount rate of 10.6% (2025: 10.6%)
and future stage gate payments as per the purchase agreement. The assumptions used in the valuation included the timing and probability of contingent considerations.
A reasonable possible change in the assumptions used in the probability weighted calculation would not have a material impact on the fair value of the contingent consideration asset.
Contingent consideration – Mansala and ABC
As at 30 June 2026, the contingent consideration asset of $17m (2025: $14m) for ABC and $23m (2025: $23m) for Mansala was valued using a discount rate of 9.0% (2025: 9.3%) for Mansala and 12.0% (2025: 12.8%) for ABC and future contingent considerations as per the purchase agreement. The assumptions used in the valuation included the timing and probability of contingent considerations.
A reasonable possible change in the assumptions used in the probability weighted calculation would not have a material impact on the fair value of the contingent consideration asset.
Contingent consideration asset – MSG
As at 30 June 2026, the contingent consideration asset of $48m (2025: $44m) was valued using a discount rate of 8% (2025: 8%) and production plans over the contingent consideration period and forecasted gold prices.
A reasonable possible change in the ounces of gold produced or the gold price used in the calculation would not have a material impact on the fair value of the contingent consideration asset.